Deposits (Summary of Deposit Liabilities) (Details) - CAD ($) $ in Millions	Apr. 30, 2026	Oct. 31, 2025
Disclosure Of Deposits From Customers [Line Items]
Demand	$ 200,911
Notice	675,426
Term	628,578
Total deposits	1,504,915	$ 1,502,322
Trading deposits [Member]
Disclosure Of Deposits From Customers [Line Items]
Demand	0
Notice	0
Term	39,308
Total deposits	39,308	37,882
Personal, Banks, and Business And Government [Member]
Disclosure Of Deposits From Customers [Line Items]
Demand	200,911
Notice	675,426
Term	367,094
Total deposits	1,243,431	1,267,104
Personal [member]
Disclosure Of Deposits From Customers [Line Items]
Demand	26,676
Notice	482,541
Term	132,610
Total deposits	641,827	650,396
Bank Deposits [member]
Disclosure Of Deposits From Customers [Line Items]
Demand	10,771
Notice	719
Term	14,047
Total deposits	25,537	27,233
Business and government [member]
Disclosure Of Deposits From Customers [Line Items]
Demand	163,464
Notice	192,166
Term	220,437
Total deposits	576,067	589,475
Deposits designated at fair value through profit or loss [member]
Disclosure Of Deposits From Customers [Line Items]
Demand	0
Notice	0
Term	222,176
Total deposits	222,176	197,336
Canada [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	888,739
Canada [member] | Trading deposits [Member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	26,909
Canada [member] | Personal, Banks, and Business And Government [Member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	800,900
Canada [member] | Personal [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	356,908
Canada [member] | Bank Deposits [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	19,701
Canada [member] | Business and government [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	424,291
Canada [member] | Deposits designated at fair value through profit or loss [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	60,930
Canada [member] | Non interest bearing deposits [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	61,038	60,796
Canada [member] | Interest bearing deposits [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	827,701	834,275
United States [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	535,143
United States [member] | Trading deposits [Member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	5,513
United States [member] | Personal, Banks, and Business And Government [Member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	439,899
United States [member] | Personal [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	284,919
United States [member] | Bank Deposits [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	4,327
United States [member] | Business and government [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	150,653
United States [member] | Deposits designated at fair value through profit or loss [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	89,731
United States [member] | Non interest bearing deposits [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	71,653	73,364
United States [member] | Interest bearing deposits [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	463,490	468,328
International [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	81,033
International [member] | Trading deposits [Member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	6,886
International [member] | Personal, Banks, and Business And Government [Member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	2,632
International [member] | Personal [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	0
International [member] | Bank Deposits [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	1,509
International [member] | Business and government [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	1,123
International [member] | Deposits designated at fair value through profit or loss [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	71,515
International [member] | Non interest bearing deposits [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	44	1
International [member] | Interest bearing deposits [member]
Disclosure Of Deposits From Customers [Line Items]
Total deposits	$ 80,989	$ 65,558